PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2021

Schedule of Investments 3/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.5%
	COMMON STOCKS - 99.5% of Net Assets
	Air Freight & Logistics - 0.6%
6,878	CH Robinson Worldwide, Inc.	$656,367
	Total Air Freight & Logistics	$656,367
	Auto Components - 1.3%
31,449	BorgWarner, Inc.	$1,457,976
	Total Auto Components	$1,457,976
	Automobiles - 0.5%
20,507	Honda Motor Co. Ltd. (A.D.R.)	$619,311
	Total Automobiles	$619,311
	Banks - 7.7%
62,916	Bank of America Corp.	$2,434,220
6,804	Canadian Imperial Bank of Commerce	665,908
11,215	JPMorgan Chase & Co.	1,707,260
9,389	M&T Bank Corp.	1,423,466
10,532	PNC Financial Services Group, Inc.	1,847,418
14,570	Truist Financial Corp.	849,722
	Total Banks	$8,927,994
	Beverages - 0.6%
5,283	PepsiCo., Inc.	$747,280
	Total Beverages	$747,280
	Capital Markets - 4.9%
23,842	Bank of New York Mellon Corp.	$1,127,488
9,652	Charles Schwab Corp.	629,117
11,528	Northern Trust Corp.	1,211,708
12,463	State Street Corp.	1,047,017
9,975	T Rowe Price Group, Inc.	1,711,710
	Total Capital Markets	$5,727,040
	Chemicals - 3.8%
12,605	Celanese Corp.	$1,888,355
6,299	Corteva, Inc.	293,659
9,433	Dow, Inc.	603,146
8,664	DuPont de Nemours, Inc.	669,554
2,194	Ecolab, Inc.	469,670
4,251	FMC Corp.	470,203
	Total Chemicals	$4,394,587
	Commercial Services & Supplies - 1.1%
8,777	MSA Safety, Inc.	$1,316,726
	Total Commercial Services & Supplies	$1,316,726
	Consumer Discretionary - 0.5%
8,576	Omnicom Group, Inc.	$635,910
	Total Consumer Discretionary	$635,910
	Containers & Packaging - 0.3%
16,669	Graphic Packaging Holding Co.	$302,709
	Total Containers & Packaging	$302,709
	Diversified Telecommunication Services - 3.7%
46,820	AT&T, Inc.	$1,417,241
11,125	BCE, Inc.	502,182
41,937	Verizon Communications, Inc.	2,438,637
	Total Diversified Telecommunication Services	$4,358,060
	Electric Utilities - 3.7%
35,466	Alliant Energy Corp.	$1,920,838
9,587	American Electric Power Co., Inc.	812,019
6,768	Eversource Energy	586,041
7,308	NextEra Energy, Inc.	552,558
14,750	PPL Corp.	425,390
	Total Electric Utilities	$4,296,846
	Electrical Equipment - 0.7%
8,517	Emerson Electric Co.	$768,404
	Total Electrical Equipment	$768,404
	Electronic Equipment, Instruments & Components - 1.4%
2,576	CDW Corp.	$426,972
9,417	TE Connectivity, Ltd.	1,215,829
	Total Electronic Equipment, Instruments & Components	$1,642,801
	Equity Real Estate Investment Trusts (REITs) - 3.5%
11,749	Alexandria Real Estate Equities, Inc.	$1,930,360
7,625	Camden Property Trust	838,064
3,508	Digital Realty Trust, Inc.	494,067
14,600	Healthcare Realty Trust, Inc.	442,672
3,318	Prologis, Inc.	351,708
	Total Equity Real Estate Investment Trusts (REITs)	$4,056,871
	Food Products - 4.2%
1,764	Calavo Growers, Inc.	$136,957
2,936	Hershey Co.	464,358
5,388	John B Sanfilippo & Son, Inc.	486,914
6,499	Lamb Weston Holdings, Inc.	503,542
9,732	McCormick & Co., Inc.	867,705
Shares		Value
	Food Products – (continued)
28,704	Mondelez International, Inc.	$1,680,045
6,516	Nestle S.A. (A.D.R.)	726,599
	Total Food Products	$4,866,120
	Health Care - 0.5%
9,338	Gilead Sciences, Inc.	$603,515
	Total Health Care	$603,515
	Health Care Equipment & Supplies - 3.2%
18,312	Abbott Laboratories	$2,194,510
2,759	Becton Dickinson and Co.	670,851
23,096	Smith & Nephew Plc (A.D.R.)	875,338
	Total Health Care Equipment & Supplies	$3,740,699
	Health Care Providers & Services - 4.0%
8,602	AmerisourceBergen Corp.	$1,015,638
2,351	Anthem, Inc.	843,891
10,825	CVS Health Corp.	814,365
2,247	Humana, Inc.	942,055
8,487	Quest Diagnostics, Inc.	1,089,222
	Total Health Care Providers & Services	$4,705,171
	Hotels, Restaurants & Leisure - 0.7%
16,341(a)	Cedar Fair LP	$811,821
	Total Hotels, Restaurants & Leisure	$811,821
	Household Durables - 0.3%
2,588	Garmin Ltd.	$341,228
	Total Household Durables	$341,228
	Household Products - 1.7%
7,536	Clorox Co.	$1,453,544
4,277	Procter & Gamble Co.	579,234
	Total Household Products	$2,032,778
	Industrial Conglomerates - 1.2%
6,686	Honeywell International, Inc.	$1,451,330
	Total Industrial Conglomerates	$1,451,330
	Insurance - 5.2%
11,995	Chubb, Ltd.	$1,894,850
9,606	First American Financial Corp.	544,180
21,947	Lincoln National Corp.	1,366,640
45,076	Sun Life Financial, Inc.	2,278,592
	Total Insurance	$6,084,262
	IT Services - 3.7%
2,185	Accenture Plc	$603,606
3,365	Automatic Data Processing, Inc.	634,202
3,090	Broadridge Financial Solutions, Inc.	473,079
5,835	Cognizant Technology Solutions Corp.	455,830
4,154	Fidelity National Information Services, Inc.	584,094
9,029	Leidos Holdings, Inc.	869,312
6,839	Paychex, Inc.	670,359
	Total IT Services	$4,290,482
	Machinery - 6.1%
5,271	Caterpillar, Inc.	$1,222,187
56,381	Gorman-Rupp Co.	1,866,775
21,184	Komatsu, Ltd. (A.D.R.)	661,576
5,572	Oshkosh Corp.	661,174
18,895	PACCAR, Inc.	1,755,723
11,477	Timken Co.	931,588
	Total Machinery	$7,099,023
	Media - 1.3%
19,278	Comcast Corp.	$1,043,133
17,967	Interpublic Group of Cos., Inc.	524,636
	Total Media	$1,567,769
	Metals & Mining - 6.3%
12,842	Kaiser Aluminum Corp.	$1,419,041
14,427	Materion Corp.	955,645
10,070	Newmont Corp.	606,919
24,798	Nucor Corp.	1,990,535
15,824	Reliance Steel & Aluminum Co.	2,409,837
	Total Metals & Mining	$7,381,977
	Multiline Retail - 1.5%
8,827	Target Corp.	$1,748,364
	Total Multiline Retail	$1,748,364
	Multi-Utilities - 3.1%
13,617	Ameren Corp.	$1,107,879
12,023	CMS Energy Corp.	736,048
18,689	WEC Energy Group, Inc.	1,749,104
	Total Multi-Utilities	$3,593,031
	Oil, Gas & Consumable Fuels - 5.2%
12,935	Chevron Corp.	$1,355,459
15,522	ConocoPhillips	822,200
26,716	Marathon Petroleum Corp.	1,429,039
Shares		Value
	Oil, Gas & Consumable Fuels – (continued)
17,584	Phillips 66	$1,433,799
15,078	Valero Energy Corp.	1,079,585
	Total Oil, Gas & Consumable Fuels	$6,120,082
	Pharmaceuticals - 5.3%
35,177	AstraZeneca Plc (A.D.R.)	$1,749,000
12,674	Eli Lilly & Co.	2,367,757
21,456	Novo Nordisk AS (A.D.R.)	1,446,564
17,328	Pfizer, Inc.	627,793
	Total Pharmaceuticals	$6,191,114
	Semiconductors & Semiconductor Equipment - 6.4%
8,754	Analog Devices, Inc.	$1,357,570
3,010	CMC Materials, Inc.	532,138
15,846	Intel Corp.	1,014,144
8,230	KLA-Tencor Corp.	2,719,192
9,513	Texas Instruments, Inc.	1,797,862
	Total Semiconductors & Semiconductor Equipment	$7,420,906
	Specialty Retail - 0.5%
9,607	TJX Cos., Inc.	$635,503
	Total Specialty Retail	$635,503
	Technology Hardware, Storage & Peripherals - 0.5%
38,923	Hewlett Packard Enterprise Co.	$612,648
	Total Technology Hardware, Storage & Peripherals	$612,648
	Textiles, Apparel & Luxury Goods - 2.0%
11,938(a)	Carter's, Inc.	$1,061,646
15,545	VF Corp.	1,242,357
	Total Textiles, Apparel & Luxury Goods	$2,304,003
	Trading Companies & Distributors - 1.9%
23,586	Fastenal Co.	$1,185,904
8,052	Ferguson Plc	967,287
	Total Trading Companies & Distributors	$2,153,191
	Water Utilities - 0.4%
2,814	American Water Works Co., Inc.	$421,875
	Total Water Utilities	$421,875
	TOTAL COMMON STOCKS
	(Cost $77,057,359)	$116,085,774
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $77,057,359)	$116,085,774
	OTHER ASSETS AND LIABILITIES - 0.5%	$622,258
	NET ASSETS - 100.0%	$116,708,032

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$116,085,774	$–	$–	$116,085,774
Total Investments in Securities	$116,085,774	$–	$–	$116,085,774

For the three months ended March 31, 2021, there were no transfers in or out of Level 3.
Pioneer Equity Income VCT Portfolio | 3/31/21